Goodwill (Details) - Schedule of Assessment for Goodwill Impairment $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
IT professional services [Member]
Schedule of Assessment for Goodwill Impairment [Line Items]
Carrying amount (in Dollars)	$ 187,183
Weighted average cost of capital	15.00%
Terminal value growth rate	3.00%
Software services [Member]
Schedule of Assessment for Goodwill Impairment [Line Items]
Carrying amount (in Dollars)	$ 74,009
Weighted average cost of capital	13.90%
Terminal value growth rate	3.00%